Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)							1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 18, 2025 USD ($) $ / shares shares	Aug. 22, 2025 USD ($) shares	Jul. 25, 2025 USD ($)	Jul. 24, 2025 £ / shares shares	Mar. 25, 2025 USD ($) shares	Feb. 21, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) Segment Source $ / shares shares	Jun. 30, 2024 USD ($)	Jul. 24, 2025 $ / shares	Jun. 30, 2025 £ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 £ / shares
Accounting Policies [Line Items]
Description of number of shares issued									The number of shares issued in Rezolve AI plc to the shareholders of Rezolve Limited pursuant to the Pre-Closing Demerger was in the order of 1 share in Rezolve AI plc for each 6.13 shares held in Rezolve Limited.
Ordinary shares issued, shares | shares						0
Number of revenue sources | Source									2
Minimum percentage of ownership for consolidation							50.00%		50.00%
Retained earnings accumulated deficit							$ (316,062,263)		$ (316,062,263)				$ (258,209,745)
Net loss									(57,852,518)	$ (12,967,097)
Net cash provided from operations									(19,809,939)	(4,900,193)
Cash							9,857,390		9,857,390				9,729,546
Increase in cash during period									100,000
Net current assets							71,100,000		$ 71,100,000
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]									srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description									The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The Company has determined that it operates as one operating segment.
Revenue									$ 6,316,950	1,202,014
Total operating expenses									38,741,467	10,919,306
Total assets							80,101,992		80,101,992				21,168,892
Allowances for expected credit losses							1,266,472		$ 1,266,472				0
Percentage of increase decrease of foreign currency									10.00%
Stock split conversion ratio									0.001631
Subsequent Event [Member]
Accounting Policies [Line Items]
Amount raised from transactions								$ 270,600,000
Subscription Letter [Member] | WAB [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Proceeds from sale of ordinary shares		$ 17,955,271
Business acquisition, shares issued / issuable returned		$ 5,655,271
Standby Equity Purchase Agreement [Member] | YA [Member]
Accounting Policies [Line Items]
Remaining capital commitment facility									$ 234,600,000
Operating Segment
Accounting Policies [Line Items]
Net loss									$ (57,852,518)	(12,967,097)
Number of operating segment | Segment									1
Revenue									$ 6,316,950	1,202,014
Total operating expenses									38,741,467	$ 10,919,306
Total assets							$ 80,101,992		$ 80,101,992				$ 21,168,892
Oridinary Shares [Member]
Accounting Policies [Line Items]
Common stock, par value | £ / shares												£ 0.0001		£ 0.0001
Common Stock, Shares Authorized | shares							341,476,136		341,476,136				256,365,817
Common Stock, Shares, Outstanding | shares							259,066,638		259,066,638				209,080,491
Common Stock, Shares, Issued | shares							259,066,638		259,066,638				209,080,491
Warrants [Member] | Registered Offering [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Warrants exercisable | shares	5,000,000
Warrant exercise price | $ / shares	$ 3
Ordinary Shares [Member] | Registered Offering [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Ordinary shares issued, shares | shares	5,000,000
Gross procceds	$ 15,000,000
EUR Against the US Dollar [Member]
Accounting Policies [Line Items]
Percentage of increase decrease of foreign currency										10.00%
Estimated increase decrease in revenue due to foreign currency fluctuation									$ 15,333	$ 5,339
AUD Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation									29,014
PLN Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation									18,672
INR Against the US Dollar [Member]
Accounting Policies [Line Items]
Estimated increase decrease in revenue due to foreign currency fluctuation									$ 7,418
Armada Acquisition Corp I [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares									5,827,796
Cash and cash equivalents threshold amount below which debt may be converted into equity													$ 20,000,000
Debt instrument non convertible portion of debt													$ 1,135,000
Loan conversion price | $ / shares													$ 10
Bluedot Industries [Member] | AUD Against the US Dollar [Member]
Accounting Policies [Line Items]
Percentage of increase decrease of foreign currency										10.00%
Estimated increase decrease in revenue due to foreign currency fluctuation										$ 46,471
Securities Purchase Agreements [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares				20,000,000
Common stock, par value | £ / shares				£ 0.0001
Price per share | $ / shares											$ 2.5
Proceeds from Issuance of Private Placement			$ 50,000,000
GroupBy [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares					3,999,902
Debt					$ 12,300,000
GroupBy [Member] | Subscription Letter [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares					5,857,143		5,857,143
Price per share | $ / shares							$ 3.08		$ 3.08
Debt					$ 12,300,000
GroupBy [Member] | Subscription Letter [Member] | WAB [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares							5,857,143
Debt					$ 12,300,000
GroupBy [Member] | Subscription Letter [Member] | WAB [Member] | Subsequent Event [Member]
Accounting Policies [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares | shares		5,857,143